Advanced Series Trust
The Prudential Series Fund
Prudential’s Gibraltar Fund, Inc.

Supplement dated June 26, 2017 to the
Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective Statement of Additional Information (SAI) for each of the Advanced Series Trust, The Prudential Series Fund and Prudential’s Gibraltar Fund, Inc. (each a Fund and collectively, the Funds), and should be retained for future reference.

Effective immediately, Edward C. Merrill, IV, CFA is the Vice President of the Funds and Alina Srodecka, CPA is an Assistant Treasurer of the Funds. In order to reflect Mr. Merrill’s appointment as Vice President and Ms. Srodecka’s appointment as an Assistant Treasurer, the following biographical information is hereby inserted into the table in Part I of each Fund’s SAI, in the section entitled “INFORMATION ABOUT TRUSTEES AND OFFICERS” in the SAI for the Advanced Series Trust and The Prudential Series Fund, and in the section entitled “MANAGEMENT OF THE FUND” in the SAI for Prudential’s Gibraltar Fund, Inc.:

Trust Officers(1)
Name, Address and Age Position with the Trust	Principal Occupation(s) During the Past Five Years
Edward C. Merrill, IV, CFA (32) Vice President	Vice President of Prudential Annuities (since December 2014); formerly Director of Prudential Annuities (December 2010 –December 2014); Manager of Prudential Annuities (August 2009 – December 2010); formerly Senior Analyst of Prudential Annuities (October 2008 – August 2009)
Alina Srodecka, CPA (50) Assistant Treasurer	Vice President of Tax at Prudential Financial, Inc. (Since August 2007); formerly Director of Tax at MetLife (January 2003 – May 2006); formerly Tax Manager at Deloitte & Touché (October 1997 – January 2003); formerly Staff Accountant at Marsh & McLennan (May 1994 – May 1997)
(1)	The year in which each individual became an Officer is as follows: Edward C. Merrill, IV, 2017; Alina Srodecka, 2017.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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